Intangible Assets and Goodwill (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets And Goodwill
Amortization expense on intangibles	$ 1	$ 1	$ 5
Finite-Lived Intangible Assets, Future Amortization Expense
2014	2
2015	2
2016	2
2017	1
2018	$ 1